Loans, Impaired Loans, and Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Apr. 30, 2020	Feb. 01, 2020	Nov. 01, 2019
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 736,353		$ 743,255
Allowance for loan losses	6,999		8,290	$ 6,925
Loans and acceptances, net of allowance	729,354		734,965
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	666,939		667,066
Allowance for loan losses	2,368		2,544	2,725
Loans and acceptances, net of allowance	664,571		664,522
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	66,434		72,800
Allowance for loan losses	3,891		4,902	3,099
Loans and acceptances, net of allowance	62,543		67,898
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,980		3,389
Allowance for loan losses	740		844	1,101
Loans and acceptances, net of allowance	2,240		2,545
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	184,466		185,460
Allowance for loan losses	1,703		2,019	1,854
Loans and acceptances, net of allowance	182,763		183,441
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	169,911		168,321
Allowance for loan losses	562		567	833
Loans and acceptances, net of allowance	169,349		167,754
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,692		16,130
Allowance for loan losses	994		1,265	805
Loans and acceptances, net of allowance	12,698		14,865
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	863		1,009
Allowance for loan losses	147		187	216
Loans and acceptances, net of allowance	716		822
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	89,238		78,377
Consumer instalment and other personal [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	88,019		77,178
Consumer instalment and other personal [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,219		1,199
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	58,423		60,709
Consumer instalment and other personal [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	57,593		59,349
Consumer instalment and other personal [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	830		1,360
Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	26,650		31,725
Consumer instalment and other personal [member] | Medium risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	22,633		28,094
Consumer instalment and other personal [member] | Medium risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,017		3,631
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,699		14,278
Consumer instalment and other personal [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,666		3,700
Consumer instalment and other personal [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,626		9,940
Consumer instalment and other personal [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	407		638
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	456		371
Consumer instalment and other personal [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	456		371
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	266,329		273,242
Allowance for loan losses	3,001		3,415
Loans and acceptances, net of allowance	263,328		269,827
Business and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	238,655		247,505
Allowance for loan losses	1,118		1,321
Loans and acceptances, net of allowance	237,537		246,184
Business and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	26,622		24,635
Allowance for loan losses	1,540		1,706
Loans and acceptances, net of allowance	25,082		22,929
Business and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,052		1,102
Allowance for loan losses	343		388
Loans and acceptances, net of allowance	709		714
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	963		982
Business and government [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	963		982
Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	113,760		120,356
Business and government [member] | Investment grade or low/normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	113,366		120,106
Business and government [member] | Investment grade or low/normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	394		250
Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	137,451		138,327
Business and government [member] | Non investment grade or medium risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	124,512		126,509
Business and government [member] | Non investment grade or medium risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,939		11,818
Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,155		13,577
Business and government [member] | Watch and classified or high risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	777		890
Business and government [member] | Watch and classified or high risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,289		12,567
Business and government [member] | Watch and classified or high risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	89		120
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	592,211		603,775
Allowance for off-balance sheet credit instruments	970		1,087
Total off-balancesheet credit instruments, net of allowance	591,241		602,688
Off-balance sheet credit risks [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	578,702		586,345
Allowance for off-balance sheet credit instruments	381		381
Total off-balancesheet credit instruments, net of allowance	578,321		585,964
Off-balance sheet credit risks [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	13,299		17,286
Allowance for off-balance sheet credit instruments	563		672
Total off-balancesheet credit instruments, net of allowance	12,736		16,614
Off-balance sheet credit risks [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	210		144
Allowance for off-balance sheet credit instruments	26		34
Total off-balancesheet credit instruments, net of allowance	184		110
Off-balance sheet credit risks [member] | Low risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	215,888		200,950
Off-balance sheet credit risks [member] | Low risk [member] | Stage 1 [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	215,718		200,226
Off-balance sheet credit risks [member] | Low risk [member] | Stage 2 [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	170		724
Off-balance sheet credit risks [member] | Normal risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	79,707		79,572
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 1 [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	79,318		78,448
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 2 [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	389		1,124
Off-balance sheet credit risks [member] | Medium risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	15,476		36,631
Off-balance sheet credit risks [member] | Medium risk [member] | Stage 1 [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	14,973		35,187
Off-balance sheet credit risks [member] | Medium risk [member] | Stage 2 [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	503		1,444
Off-balance sheet credit risks [member] | High risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,237		5,029
Off-balance sheet credit risks [member] | High risk [member] | Stage 1 [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	925		2,004
Off-balance sheet credit risks [member] | High risk [member] | Stage 2 [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,312		3,025
Off-balance sheet credit risks [member] | Default [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	210		144
Off-balance sheet credit risks [member] | Default [member] | Stage 3 [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	210		144
Off-balance sheet credit risks [member] | Investment grade [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	192,349		194,182
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 1 [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	192,349		194,182
Off-balance sheet credit risks [member] | Non investment grade [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	80,588		82,833
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 1 [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	75,381		76,280
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 2 [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	5,207		6,553
Off-balance sheet credit risks [member] | Watch and classified [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	5,756		4,434
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 1 [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	38		18
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 2 [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	5,718		4,416
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	256,277		252,219
Allowance for loan losses	245	$ 301	302	152	$ 114	$ 110
Loans and acceptances, net of allowance	256,032		251,917
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	235,438		226,373
Allowance for loan losses	23	26	32	37	30	28
Loans and acceptances, net of allowance	235,415		226,341
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	20,022		24,873
Allowance for loan losses	166	214	205	56	28	26
Loans and acceptances, net of allowance	19,856		24,668
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	817		973
Allowance for loan losses	56	$ 61	65	59	$ 56	$ 56
Loans and acceptances, net of allowance	761		908
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	201,610		172,835
Residential mortgages [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	198,153		169,710
Residential mortgages [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,457		3,125
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	45,594		66,601
Residential mortgages [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	37,285		56,663
Residential mortgages [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,309		9,938
Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,115		7,690
Residential mortgages [member] | Medium risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,115		7,690
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,416		4,563
Residential mortgages [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,141		4,120
Residential mortgages [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	275		443
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	542		530
Residential mortgages [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	542		530
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	29,281		32,334
Allowance for loan losses	2,050		2,554	2,390
Loans and acceptances, net of allowance	27,231		29,780
Credit card [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	22,935		24,867
Allowance for loan losses	665		624	877
Loans and acceptances, net of allowance	22,270		24,243
Credit card [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,098		7,162
Allowance for loan losses	1,191		1,726	1,170
Loans and acceptances, net of allowance	4,907		5,436
Credit card [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	248		305
Allowance for loan losses	194		204	$ 343
Loans and acceptances, net of allowance	54		101
Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,165		3,965
Credit card [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,165		3,916
Credit card [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans			49
Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,025		7,156
Credit card [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,978		7,027
Credit card [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	47		129
Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,131		11,235
Credit card [member] | Medium risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,186		10,431
Credit card [member] | Medium risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	945		804
Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,889		9,879
Credit card [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	606		3,493
Credit card [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,106		6,180
Credit card [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	177		206
Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	71		99
Credit card [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 71		$ 99